MEDICAL MARIJUANA INVESTMENT	9 Months Ended
May 31, 2014
MEDICAL MARIJUANA INVESTMENT [Text Block]
8.	MEDICAL MARIJUANA INVESTMENT

(a)

The Company has entered into a Joint Venture Agreement (the “ WOM Agreement”) on January 16, 2014 with World of Marihuana Productions Ltd. (“WOM”) where the Company can acquire up to 51% of the Joint Venture business ownership interest. WOM is expected to acquire a licence issued by Health Canada (the "Licence") to allow for WOM to operate a business of legally producing, manufacturing, propagating, importing/exporting, testing, researching and developing, and selling marijuana (the “WOM Business”) which shall be located at 33420 Cardinal Street, Mission, British Columbia (the "Premises"). Both parties entered into a non-binding Letter Of Intent dated for reference the 1 st day of November, 2013 (the "LOI") which shall be superseded by the WOM Agreement. Both parties entered into the WOM Agreement which set out the terms and conditions in which the Company may acquire up to a 51% ownership interest in the Joint Venture WOM Business. The Effective Date" means the first business day following the day on which WOM has received the final and duly issued Licence from Health Canada and has notified Enertopia of such receipt. The execution date (the “Execution Date”) is upon signing of this WOM Agreement.

The following are the terms of the WOM Agreement:

Enertopia shall purchase its Interest in the Business as set out below, provided that all cash payments are payable directly to WOM by way of wire transfer:

i)	10,000,000 shares of the restricted common stock of Enertopia (the "Shares") to 0984329 B.C. Ltd ("098") at the direction of WOM at the time of execution of the LOI (the "LOI Shares") (Completed);

ii)

Issuance of 5,000,000 Shares to 098 and payment of $100,000 to WOM upon signing of this WOM Agreement the Execution Date which Shares will be held in escrow (the "Escrow Shares") by Enertopia's solicitors until such time as the Effective Date has occurred. Upon occurrence of the Effective Date, the Escrow Shares will be released from escrow; (Completed)

iii)	Payment to WOM of $75,000 by January 31, 2014 in exchange for which Enertopia will be granted a 30% Interest in the WOM Business;(Completed)

iv)

Issue 1,000,000 Shares to 098 and pay $200,000 to WOM on or before the date that is six months from the Execution Date in exchange for which Enertopia shall be granted a further 1% Interest in the WOM Business; (Completed)

v)

Issue 1,000,000 Shares to 098 and pay $200,000 to WOM on or before the one year anniversary of the Execution Date in exchange for which Enertopia shall be granted a further 2% Interest in the WOM Business;

vi)

Issue 1,000,000 Shares to 098 and $200,000 to WOM on or before the second year anniversary of the Execution Date in exchange for which Enertopia shall be granted a further 6% Interest in the WOM Business;

vii)

Issue 1,000,000 Shares to 098 and $300,000 to WOM on or before the third year anniversary of the Execution Date in exchange for which Enertopia shall be granted a further 6% Interest in the WOM Business;

viii)

Issue 1,000,000 Shares to 098 and $300,000 to WOM on or before the fourth year anniversary of the Execution Date in exchange for which Enertopia shall be granted a further 6% interest in the WOM Business for a total of 51% Interest to be held by Enertopia at such time;

ix)

Following the Effective Date and subject to any required stock exchange approvals, Enertopia shall appoint Mathew Chadwick, the current sole director of WOM (the "Appointee"), to the board of directors of Enertopia. The Appointee will hold office until the next annual meeting of the shareholders of Enertopia unless his office is earlier vacated in accordance with applicable corporate law. Enertopia shall include the Appointee as one of the management nominees put forth by Enertopia at each shareholder meeting at which the election of directors is an item of business, provided however, that the Appointee shall only be entitled to serve as a director of Enertopia as long as this Agreement is in good standing, full force and effect;

x)

WOM shall not, at any time following the Effective Date and during the course this Agreement remains in effect, issue, split, reverse split, hypothecate or otherwise transact any of its share capital, under any circumstance, without the prior written consent of Enertopia; and

xi)

WOM shall use the first $375,000 paid by Enertopia pursuant to the term of the WOM Agreement hereof to upgrade the Business as may be required pursuant to Health Canada stipulations or as my otherwise required to advance the Business.

(b)

On February 7, 2014, the Company has entered into a binding Letter of Intent ("LOI") shall set forth the basic terms of the recent discussions between Enertopia Corporation ("Enertopia") and Wisplite Technologies Incorporated ("WTI") and Wisplite Technologies Group Incorporated (“WTGI”) and CEX Holdings Limited (“CEX”) (collectively, the "Parties") with regard to the acquisition (the "Acquisition") by Enertopia of all of the issued and outstanding shares of WTI.Acquisition Structure. In accordance with the terms of a formal and definitive agreement to be entered into between Enertopia and the current shareholders of WTI (the "Shareholders) (the "Definitive Agreement"), Enertopia shall be entitled to acquire all of the issued and outstanding shares of WTI from the Shareholders. WTGI and CEX are the majority shareholders of WTI. WTI owns certain proprietary technologies, inventions, products, processes, formulae, designs, data, information and materials related to portable vaporizing devices. Upon the execution of this LOI, Enertopia paid WTI the sum of $85,000 which is for the payment of patent payments and associated costs. As at February 28, 2014, the LOI has been terminated and the CAD$85,000 has been expensed.

(c)

On February 28, 2014, the Company has entered into a Joint Venture Agreement (" the GCL Agreement") with The Green Canvas Ltd. ("GCL") (collectively, the "Parties") with regard to the acquisition (the "Acquisition") by Enertopia of up a 75% interest in the business of GCL (the "GCL Business"), being the business of legally producing, manufacturing, propagating, importing/exporting, testing, researching and developing, and selling marihuana for medical purposes.

The Company shall be entitled to acquire up to 75% ownership interest in the GCL Business (an "Ownership Interest") as follows:

a)	Payment of $100,000 at the time of execution of the LOI (Completed);
b)

Either concurrently with or immediately following the Execution Date, Enertopia shall complete the following in return for which Enertopia will be granted and vested with a 49% Ownership Interest in the Business:

(i)	issue to GCL an aggregate of 10,000,000 common shares of Enertopia ("Shares"); and (Completed)
(ii)

pay to GCL the aggregate sum of $500,000, the full amount of which, less the sum of $113,400 payable to Wolverton Securities as a finder's fee, shall be used by GCL to upgrade the GCL Business as may be necessary pursuant to MMPR requirements or as may otherwise be required to advance the GCL Business.(Completed)

c)

An aggregate of 6,400,000 of the Shares issued pursuant to the term of CGL Agreement shall be held in escrow (the "Escrow Shares") by the Company’s solicitors until the Effective Date. Upon occurrence of the Effective Date, Enertopia will cause its solicitors to release the Escrow Shares from escrow. (Completed)

d)

On or before the first anniversary of the Execution Date, Enertopia shall pay the sum of $250,000 to GCL and issue 3,000,000 Shares to GCL, in return for which Enertopia will be granted and vested with an additional 2% Ownership Interest for a total Ownership Interest of 51% at such time.

e)

On or before the second anniversary of the Execution Date, pay the sum of $150,000 to GCL and issue 3,000,000 Shares to GCL, in return for which Enertopia will be granted and vested with an additional 9% Ownership Interest for a total Ownership Interest of 60% at such time.

f)

Upon earning a 60% Ownership Interest on or before the second anniversary of the Execution Date in accordance with Sections (d) and (e), Enertopia shall have the option to acquire an additional 15% Ownership Interest through the issuance of an additional 3,000,000 Shares to GCL on or before the third anniversary of the Execution Date.

g)	In the event the Effective Date does not occur within twelve (12) months from the Execution Date:
(i)

GCL shall return all Shares issued to it by Enertopia pursuant to this Agreement other than 3,600,000 Shares of the 10,000,000 Shares issued pursuant to the term of GCL Agreement (comprised of 1,800,000 Shares issued to Wolverton Securities and 1,800,000 Shares issued to GCL) which GCL shall be entitled to retain;

(ii)	The Management Agreements (as hereinafter defined) shall terminate immediately and Enertopia shall have no further obligation with respect to the Management Compensation (as hereinafter defined); and
(iii)

This Agreement shall terminate and Enertopia will be released from all obligations under this GCL Agreement and GCL will also be so released provided that it has fulfilled its obligation pursuant to the term of CGL Agreement

The terms of the GCL Agreement also require Enertopia to fund, for a period of three years subject to early termination of the Agreement, any shortfall in the payment of management fees to certain Green Canvas consultants in the amount of $15,000 per month, which fees are to be paid out of the gross profits of the joint venture.

(d)

On March 5, 2014, the Company and Mr. Robert McAllister has entered into a three year Joint Venture Agreement ("JV") with Lexaria Corp. collectively, the "Parties"). Whereas the Company and Robert McAllister will source opportunities in the Business, and the terms and conditions on which the Parties will form a joint venture to jointly participate in, or offer specific opportunities within the Business (the "Joint Venture"), and Robert McAllister will join the Lexaria Corp. advisory board for the term of this Agreement. Lexaria Corp. issued the Company 1,000,000 shares and Robert McAllister 500,000 shares on signing of the Agreement. Lexaria agrees to additionally pay Enertopia a finder’s commission, received at the sole election of Enertopia in either cash or in common restricted shares of Lexaria, within a range of 2% - 5% of the value (less of taxes) of any future Business acquisition, joint venture or transaction that Lexaria accepts and closes for the life of this Agreement. Lexaria as its initial Contribution, hereby pays to McAllister 500,000 common restricted shares as compensation for entering the Joint Venture and for McAllister to initiate and during the term of the Agreement continue to provide to Lexaria opportunities for Lexaria to build its Business. Lexaria agrees to additionally award McAllister 500,000 stock options to buy common shares of Lexaria, with terms to be specified and ratified by shareholder and regulatory approvals, as compensation for joining and serving as Chairperson of Lexaria’s marihuana Business advisory board for the term of this Agreement.

(e)

On May 28, 2014, Enertopia and Lexaria signed a Definitive Agreement. Enertopia and Lexaria each wish to develop a business of legally producing, manufacturing, propagating, importing/exporting, testing, researching and developing, marijuana (the "Business") located in Ontario (the "Property"), and on or about April 10, 2014, the Parties entered a Letter of Intent that set forth the basic terms of a proposed joint venture agreement between Enertopia and Lexaria for those purposes. Whereby, Lexaria issued 500,000 common shares to Enertopia. Enertopia wishes to acquire a license from Health Canada a license to designate Enertopia as a Licensed Producer pursuant to Canada's Marijuana for Medical Purposes Regulations (the "License"). The Parties are entering into this Agreement to set out the terms and conditions by which Enertopia does own a 51% interest in the Business and Lexaria does own a 49% interest in the Business; and the terms and conditions on which the Parties will form and operate the joint venture to jointly participate in the Business (the "Joint Venture").

The Parties contribute the following as their initial contributions to the Business:

Enertopia, as its initial contribution, hereby contributes $45,000 to the Joint Venture bank account. Lexaria, as its initial contribution, hereby contributes $55,000 to the Joint Venture bank account.

The Parties shall have the following Ownership Interests under this Agreement and of the Business:

Enertopia - 51%
Lexaria - 49%

The Parties shall bear the costs arising under this Agreement and the operation of the Business as to the following, as further described in this Agreement (the “Cost Interests”):

Enertopia - 45%
Lexaria - 55%

The Parties shall have the following insured liability for all things that are not operating costs arising under this Agreement and the operation of the Business as to the following:

Enertopia - 51%

Lexaria - 49%

The Parties shall receive all revenues and profits derived from the operation of the Business as to the following, as further described in this Agreement (the “Revenue Interests”):

Enertopia - 51%
Lexaria - 49%

Enertopia shall act as the manager of the Operations (the "Manager") for so long as its Ownership Interest is 51% or more. Enertopia may designate a specified individual as Manager if the Parties unanimously consent to such appointment. If any party, including Lexaria, gains a 51% Ownership Interest in the Business, then Enertopia shall have the obligation, if requested by the 51% Ownership Interest party, to surrender the Manager position.